Schedule of Investments
May 31, 2021 (unaudited)
Archer Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 54.23% (5)

Accident & Health Insurnace - 0.71%
Unum Group, 4.000%, 03/15/2024	75,000	81,297

Air Transportation, Scheduled - 0.83%
American Airlines 2013-2 , 4.95%, 01/15/2023	95,003	95,954

Beverages - 0.92%
Keurig Dr. Pepper, Inc., 3.130%, 12/15/2023	100,000	106,025

Computer & Office Equipment - 0.88%
Hewlett-Packard, 4.375%, 09/15/2021	100,000	101,182

Computer Storage Devices - 0.45%
EMC Corp., 3.375%, 06/01/2023	50,000	51,565

Containers & Packaging - 0.45%
Ball Corp., 5.000%, 03/15/2022	50,000	51,635

Crude Petroleum & Natural Gas - 0.89%
Murphy Oil Corp., 6.875%, due 8/15/24	100,000	102,400

Dental Equipment & Supplies - 0.87%
DENTSPLY International, Inc., 4.125%, 08/15/2021	100,000	100,226

Distribution/Wholesale - 0.90%
Ingram Micro, Inc., 5.000%, 08/10/2022	100,000	103,171

Electric & Other Services Combined - 0.86%
PPL Energy Supply LLC., 4.600%, 12/15/2021	100,000	98,750

Electric Services - 1.35%
Southern California Edison Co. Series E, 6.250%, 3M USD LIBOR + 4.199%, 02/01/2022 (a) (b)	50,000	51,000
Southern Co., 2.950%, 07/01/2023	100,000	104,702

		155,702

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.78%
General Electric Co. Series A, 4.000%, 06/15/2022 (a) (b)	100,000	89,750

Financial Services - 1.46%
General Motors Financial Company, Inc. Series C, 5.70%, 09/30/2030 (a) (b)	150,000	168,188

General Building Contractors - Residential Buildings - 0.47%
Lennar Corp., 4.875%, 12/15/2023	50,000	54,573

Healthcare Providers & Services - 0.45%
CommonSpirit Health, 2.950%, 11/01/2022	50,000	51,696

Men's & Boys' Furnishings, Work Clothing, Allied Garments - 0.65%
Cintas Corp. No. 2, 4.300%, 06/01/2021	75,000	75,000

Miscellaneous Business Credit Institution - 0.86%
Ford Motor Credit Co. LLC., 4.200%, 02/20/2027	100,000	99,181

National Commercial Banks - 9.01%
Banc of California, Inc., 5.250%, 04/15/2025	200,000	211,265
CenterState Bank Corp., 5.75%, 06/01/2030 (a)	10,000	10,725
Citigroup, Inc. Series B, 5.900%, to 02/15/2023 (a) (b)	100,000	105,250
JPMorgan & Chase Co., Series B, 0.67563%, due 2/01/2027 (3-month US Libor + 0.500%) FRN	150,000	143,872
JPMorgan Chase & Co., Series Z, 3.97563%, due 2/01/2027 (3-month US Libor + 3.80%) (b)	150,000	150,187
Mellon Capital IV, 4.00%, to 12/31/2099 (3-month US Libor + 0.565%) (b) (4)	200,000	199,136
Old National Bancorp, 4.125%, 08/15/2024	100,000	109,221
Truist Financial Corp. Series M Perpetual, 5.125%, 12/15/2027 (b)	100,000	106,500

		1,036,156

Natural Gas Distribution - 0.49%
National Fuel Gas Co., 5.200%, 07/15/2025	50,000	56,365

Other Real Estate Investment Trusts- 0.89%
Ready Capital Corp., 5.75%, 02/15/2026	4,000	102,400

Personal Credit Institutions - 0.98%
Discover Financial Services, Series D Perpetual, 6.125%, 09/23/2165	100,000	112,470

Pharmaceutical Preparations - 0.45%
AbbVie, Inc., 2.900%, 11/06/2022	50,000	51,806

Property & Casualty Insurance - 1.49%
Finial Holdings, Inc., 7.125%, due 10/15/2023 (Switzerland)	150,000	171,658

Retail-Department Store - 0.36%
Dillard's, Inc., 7.750%, 07/15/2026	35,000	41,133

Retail-Drug Stores & Proprietary Stores - 5.03%
CVS Health Corp., 3.500%, 07/20/2022	200,000	206,256
CVS Health Corp., 2.750%, 12/01/2022	190,000	195,866
Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	175,000	176,497

		578,619

Retail-Apparel & Accessory Stores - 1.36%
Foot Locker, Inc., 8.500%, 01/15/2022	150,000	155,813

Rubber & Plastics Footwear - 1.35%
Nike, Inc., 2.250%, 05/01/2023	150,000	155,062

Security Brokers, Dealers & Flotation Companies - 2.43%
Morgan Stanley, Series MTN, 6.604%, 08/19/2028 (4)	114,000	114,000
The Charles Schwab Corp. Series G, 5.375%, to 06/01/2025 (a) (b)	150,000	165,525

		279,525

Services-Business Services - 0.71%
eBay, Inc., 2.600%, 07/15/2022	80,000	81,514

Services-Computer Programming Services - 1.05%
VeriSign, Inc., 4.625%, 05/01/2023	120,000	120,164

Services-Medical Laboratories - 0.89%
Laboratories Corp. of America Holdings, Inc., 3.200%, 02/01/2022	100,000	101,900

Services-Personal Services - 2.04%
Block Financial LLC, 5.500%, 11/01/2022	225,000	234,732

Services-Prepackaged Software - 1.89%
NortonLifelock, Inc., 3.950%, due 6/15/2022	50,000	51,000
VMWare, Inc., 3.900%, 08/21/2027	150,000	166,683

		217,683

State Commercial Banks - 7.25%
Ally Financial, Inc., Series B, 4.70% (b)	150,000	154,125
Bank of the Ozarks, 5.500%, (3M LIBOR + 3.935%), 07/01/2026 (a)	100,000	100,214
Eagle Bancorp, Inc., 5.750%, 09/01/2024	150,000	162,315
Fifth Third Bancorp Series L, 4.500%, to 09/30/2025 (a) (b)	150,000	163,313
Home Bancshares, Inc., 5.625%, (3M LIBOR + 3.207), 04/15/2027 (a)	100,000	103,030
SVB Financial Group, 4.10%, 05/15/2169 (b)	150,000	149,813

		832,810

Telephone Communications (No Radio Telephone) - 0.53%
Indiana Bell Tel Co., Inc., 7.300%, 08/15/2026	50,000	61,229

Television Broadcasting Stations - 0.54%
CBS Broadcasting, Inc., 7.125%, 11/01/2023	54,000	61,700

Wholesale-Groceries & General Line - 1.69%
Sysco Corp., 6.500%, 08/01/2028	152,000	194,053

Total Corporate Bonds	(Cost $ 6,049,783)	6,233,087

Registered Investment Companies - 3.92% (3)

Invesco Variable Rate Preferred ETF	8,000	208,880
iShares US Preferred Stock ETF	1,000	38,850
JPMorgan Ultra-Short Income ETF	4,000	203,080

Total Registered Investment Companies	(Cost $ 444,956)	450,810

Municipal Bonds - 24.57% (5)

Arizona - 0.55%
City of Phoenix, AZ, 2.717%, 07/01/2022	40,000	41,096
Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 07/01/2026	20,000	22,389

		63,485

California - 1.47%
Sacramento, CA Pension Oblg. Series A, 6.420%, 08/01/2023	50,000	56,285
Sacramento Cnty., CA Pension Oblg., 6.625%, 08/01/2024	95,000	112,212

		168,497

Connecicut - 0.19%
Stratford CT Taxable, 5.750%, 08/15/2030	20,000	22,348

Florida - 1.35%
North Miami Beach FL Water Revenue Series B, 2.311%, 08/01/2027	150,000	155,695
Osceola County, FL 6.020%, 10/01/2026	30,000	30,581

		186,276

Georgia - 0.49%
Georgia Local Government, 4.750%, 06/01/2028	50,000	56,155

Illinois - 1.11%
Eastern IL University Build America Bond, 5.900%, 04/01/2023	45,000	45,033
Rosemont, IL Ref Bds Series A, 5.375%, 12/1/2025	15,000	17,669
State of Illinois, 4.950%, 06/01/2023	53,182	55,025
State of Illinois, 6.200%, 07/01/2021	10,000	10,037

		127,764

Indiana - 5.19%
Beech Grove, IN Sch Bldg. Corp., 2.850%, 07/05/2025	140,000	149,834
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, 07/15/2026	165,000	165,581
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, 07/15/2027	100,000	100,367
Indiana St Univ Revs BAB, 5.260%, 04/01/2024	10,000	10,027
Lake Station, IN, Multi Sch Bldg. Corp., Series B, 4.000%, 07/15/2022	50,000	50,749
Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, 07/15/2023	50,000	52,180
Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.280%, 07/15/2029	40,000	42,262
Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, 02/01/2026	25,000	25,255

		596,255

Maryland - 1.05%
Baltimore City Board of School Commissioners City Schools Revenue Bonds, Series 2011, 5.692%, 12/15/2025	100,000	120,262

Minnesota - 0.87%
University of Minnesota, 2.485%, 08/01/2021	100,000	100,377

Mississippi - 0.04%
Jackson, MS Mun Arpt Auth. Series C, 4.900%, 10/01/2021	5,000	5,078

Missouri - 0.17%
Kansas City, MO Taxable Gen Obl Series B, 5.050%,0 2/01/2023	20,000	20,060

New Jersey - 1.45%
City of Wildwood, NJ, 4.000%, 11/01/2021	100,000	101,024
Hudson County, NJ 6.890%, 03/01/2026	65,000	65,200

		166,224

New York - 2.90%
City of New York, NY, 1.980%, 08/01/2023	150,000	154,949
Erie County, NY Tobacco Asset Corp., 6.000%, 06/01/2028	50,000	50,059
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, 08/01/2023	125,000	128,319

		333,327

Ohio - 3.38%
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, 12/01/2025	60,000	70,637
Avon, OH General Obligation Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, 12/01/2025	100,000	99,237
Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, 10/01/2026	25,000	27,910
JobsOhio Beverage System Statewide Senior Lien Liquor Profits Taxable Revenue Refunding Bonds, Series 2020A, 2.268%, 01/01/2028	125,000	131,237
Montgomery, OH Special Obligation Revenue Bond, 4.000%, 10/01/2027	60,000	60,000

		389,021

Oklahoma - 0.24%
Garfield County, OK, 6.000%, 09/01/2024	25,000	27,130

Oregon - 0.25%
Oregon State Sch Brds Assn Pension, Series B, 5.450%, 06/30/2024	25,000	28,754

Pennsylvania - 1.72%
East Norriton & Plymouth PA, Jt Swr Auth, 1.832%, due 8/01/28	200,000	197,276

Texas - 1.61%
Austin, TX Electric Utility System Revenue Taxable Series A, 2.524%, 11/15/2023	20,000	21,042
City of Irving, TX, 5.657%, 08/15/2023	25,000	26,365
North Texas Tollway Authority, 8.410%, 02/01/2030	50,000	66,690
Reeves Cnty., TX Cops Taxable - Lease Rentals, 6.375%, 12/01/2021	34,188	34,338
Texas St. Taxable Refunding Public Finance Authority Series C, 2.531%, 10/01/2023	35,000	36,829

		185,264

Wisconsin - 0.27%
Public Finance Authority, WI, 5.750%, 06/01/2023	30,000	30,472

Total Municipal Bonds	(Cost $ 2,791,315)	2,824,025

Preferred Securities - 9.01%

Asset Management - 0.68%
B Riley Financial, Inc., 6.50%, 09/30/2026	3,000	77,640

National Commercial Banks - 6.54%
BAC Capital Trust XIII Series F, 4.000%, 03/15/2043 (b) (4)	100,000	99,540
Huntington Bancshares, Inc. Series E, 5.70%, to 04/15/2023 (a) (b)	150,000	153,281
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/2027 (a) (b)	150,000	160,316
PNC Financial Services Group, Inc., 0.7605%, due 06/01/2028 (3-month Libor + 0.57%) FRN	150,000	145,171
USB Capital IX, 3.500%, (3-month Libor + 1.02), to 04/15/2099 (b) (4)	200,000	193,870

		752,178

State Commercial Banks - 0.90%
Medallion Bank Utah Series F, 8.000%, 04/01/2025 (a) (b)	4,000	103,086

Telephone Communications (No Radio Telephone) - 0.89%
US Cellular Corp., 6.950%, 05/15/2060	4,000	102,640

Total Preferred Securities	(Cost $ 1,000,909)	1,035,544

Structured Note - 2.91% (5)
	Shares	Value
National Commercial Banks - 0.83%
Key Corp. 0.9775%, due 07/01/2028 (3-month US Libor + 0.74%) FRN	100,000	94,928

Security Brokers, Dealers & Flotation Companies - 2.09%
Goldman Sachs Group, Inc., 4.88325%, 11/13/2028 (4)	120,000	118,356
Goldman Sachs Group, Inc. Series MTN, 1.89255%, 12/13/2028 (4)	100,000	95,645
Morgan Stanley, Series MTN, 8.775%, due 08/30/2028 (4)	25,000	25,875

		239,876

Total Structured Note	(Cost $ 325,391)	334,804

Money Market Registered Investment Companies - 4.41%

Federated Treasury Obligation Fund - Institutional Shares 0.01% (4)	506,993	506,993

Total Money Market Registered Investment Companies	(Cost $ 506,993)	506,993

Total Investments - 99.05%	(Cost $ 11,119,348)	11,385,263

Other Assets less Liabilities - .95%		108,906

Total Net Assets - 100.00%		11,494,169

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$1,993,347	$-
Level 2 - Other Significant Observable Inputs	9,391,916	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$11,385,263	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at May 31, 2021.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.
FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.